Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2020 Portfolio℠
March 31, 2024
VIPF2020-NPRT1-0524
1.830298.118
Domestic Equity Funds - 23.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	419,720	23,772,928
VIP Equity-Income Portfolio Initial Class (a)	717,247	19,336,992
VIP Growth & Income Portfolio Initial Class (a)	890,349	26,532,409
VIP Growth Portfolio Initial Class (a)	370,114	39,409,692
VIP Mid Cap Portfolio Initial Class (a)	151,146	6,089,654
VIP Value Portfolio Initial Class (a)	667,761	13,542,185
VIP Value Strategies Portfolio Initial Class (a)	379,466	6,727,941
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,937,530)		135,411,801

International Equity Funds - 23.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	4,144,551	45,217,055
VIP Overseas Portfolio Initial Class (a)	3,068,110	85,201,408
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $78,048,096)		130,418,463

Bond Funds - 53.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,442,481	76,235,599
Fidelity International Bond Index Fund (a)	1,859,791	17,054,280
Fidelity Long-Term Treasury Bond Index Fund (a)	2,070,426	20,165,953
VIP High Income Portfolio Initial Class (a)	1,997,988	9,370,563
VIP Investment Grade Bond II Portfolio - Initial Class (a)	18,953,018	178,158,368
TOTAL BOND FUNDS (Cost $319,465,606)		300,984,763

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.14% (a)(b) (Cost $1,138,368)	1,138,368	1,138,368

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $448,589,600)	567,953,395
NET OTHER ASSETS (LIABILITIES) - 0.0%	(85,624)
NET ASSETS - 100.0%	567,867,771

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	438,267	438,267	65	-	-	-	0.0%
Total	-	438,267	438,267	65	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	80,294,782	3,209,855	7,193,661	27,406	(87,069)	11,692	76,235,599
Fidelity International Bond Index Fund	19,369,102	684,802	2,937,363	120,386	9,383	(71,644)	17,054,280
Fidelity Long-Term Treasury Bond Index Fund	21,724,310	4,266,929	5,076,987	175,564	(305,268)	(443,031)	20,165,953
VIP Contrafund Portfolio Initial Class	22,203,724	836,159	2,804,881	87,704	887,111	2,650,815	23,772,928
VIP Emerging Markets Portfolio Initial Class	46,179,241	1,831,252	4,192,135	38,935	101,512	1,297,185	45,217,055
VIP Equity-Income Portfolio Initial Class	18,004,849	1,927,632	2,176,293	99,409	72,368	1,508,436	19,336,992
VIP Government Money Market Portfolio Initial Class 5.14%	11,551,535	643,156	11,056,323	86,947	-	-	1,138,368
VIP Growth & Income Portfolio Initial Class	24,749,954	1,957,542	2,724,408	162,711	102,683	2,446,638	26,532,409
VIP Growth Portfolio Initial Class	36,771,285	1,379,815	3,883,073	538,012	430,374	4,711,291	39,409,692
VIP High Income Portfolio Initial Class	9,542,272	274,610	625,753	3,998	(3,449)	182,883	9,370,563
VIP Investment Grade Bond II Portfolio - Initial Class	176,191,286	14,682,903	11,639,094	107,350	(378,744)	(697,983)	178,158,368
VIP Mid Cap Portfolio Initial Class	5,635,427	547,799	706,853	103,400	64,107	549,174	6,089,654
VIP Overseas Portfolio Initial Class	86,285,319	1,056,517	8,302,099	320,507	2,006,764	4,154,907	85,201,408
VIP Value Portfolio Initial Class	12,557,849	1,675,096	1,528,196	267,883	150,974	686,462	13,542,185
VIP Value Strategies Portfolio Initial Class	6,214,377	836,119	804,562	86,277	81,243	400,764	6,727,941
	577,275,312	35,810,186	65,651,681	2,226,489	3,131,989	17,387,589	567,953,395

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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